Ancora Trust
Ancora Income Fund
Schedule of Investments
March 31, 2021

	Shares	Value	Ticker	Total Cost
Bonds & Corporate Bond Trust Certificated - 15.86%

Government Bonds - 1.01%
United States Treasury, 0.500%, 05/31/2027	250,000	238,809	912828ZS2	249,082.03
		238,809	-	249,082

Baby Bonds - 14.85%
B. Riley Financial, Inc., 6.375%, Senior Notes	5,000	130,000	RILYM	117,140.50
B. Riley Financial, Inc., 7.375%, Senior Notes	11,117	288,597	RILYH	280,323.97
Eagle Point Credit Co., Inc., 6.6875%, Notes 04/30/2028	20,000	503,336	ECCX	497,698.89
Fidus Investment Corp., 6.000%, Notes 02/15/2024	5,304	134,775	FDUSZ	129,899.60
Great Ajax Corp., 7.250%, Convertible Senior Notes, 04/30/2024	15,000	376,800	AJXA	374,054.30
Great Elm Capital Group, Inc., 6.500%, Note 09/18/2022	22,000	557,920	GECCL	550,852.91
Oxford Square Capital Corp., 6.250%, Notes 2026	20,000	505,400	OXSQZ	479,323.45
Scorpio Tankers, Inc., 7.000%, Senior Notes due 2025	15,000	374,550	SBBA	363,419.25
Special Opportunities Fund, Inc., 3.500%, Convertible Preferred Stock, Series B, 12/31/2049	23,000	641,930	SPE B	574,693.66
		3,513,308	-	3,367,407

TOTAL BONDS & CORPORATE BOND TRUST CERTIFICATES (Cost $3,616,489)		3,752,116		3,616,488.56

Investment Companies - 7.73%

Bond Shares of Beneficial Interest - 1.3%
Aberdeen Asia-Pacific Income Fund, Inc.	75,000	306,750	FAX	215,381.68
		306,750		215,381.68

Direct Trust Ceretificates - 0.93%
Affiliated Managers Group 5.875% 03/30/59	8,000	219,120	MGR	197,453.20
		219,120		197,453.20

Senior Securities - 5.51%
AllianzGI Convertible & Income Fund II, 5.500%, Series A	22,500	585,225	NCZ A	554,266.28
The Gabelli Global Utility & Income Trust, 7.000%, Series B	11,000	574,376	GLU B	573,202.70
The Gabelli Utility Trust, 5.375%, Series C	5,625	145,477	GUT C	144,151.65
		1,305,078		1,271,620.63

TOTAL INVESTMENT COMPANIES (Cost $1,684,456)		1,830,948		1,684,456

Traditional Preferred - 54.98%
Affiliated Managers Group, Inc., 4.750%, Junior Subordinated Notes	5,000	126,450	MGRB	124,850.00
AGNC Investment Corp., 6.875%, Preferred Series D	20,000	511,800	AGNCM	504,026.09
Annaly Capital Management, Inc., 6.950%, Series F, 09/30/2022	20,000	500,000	NLY F	488,778.35
Aspen Insurance Holdings Ltd., 5.625%, Perpetual Non-Cumulative Preference Shares	8,000	213,200	AHL D	199,488.58
Aspen Insurance Holdings Ltd., Depositary Shares, 5.625%, Perpetual Non-Cumulative Preference Shares	4,000	104,840	AHL E	99,218.00
Athene Holding Ltd., Depositary Shares, 5.625%, Fixed Rate Perpetual Non-Cumulative Preference Shares, Series B	7,000	183,960	ATH B	178,420.83
Bank of America Corp., Depositary shares, 5.000%, Non-Cumulative Preferred Stock, Series LL	6,500	172,055	BAC N	161,236.40
Bank of America Corporation 4.125% 02/02/26	6,000	148,680	BAC P	150,000.00
Brookfield Infrastructure Partners LP, 5.125%, Class A Preferred Limited Partnership Units, Series 13	10,000	255,800	BIP A	251,820.31
Charles Schwab Corp., 4.45% 06/01/2026 Perp.	10,000	250,000	SCHWL	250,200.00
Citizens Financial Group, Inc., Depositary Shares, 5.000%, Fixed-Rate Non-Cumulative Perpetual Preferred Stock, Series E	12,000	317,280	CFG E	273,666.72
Compass Diversified Holdings, 7.875%, Series C, Cumulative Preferred Shares	17,500	446,250	CODI C	413,978.25
DTE Energy Co., 5.25%, Pfd	10,000	260,900	DTW	258,675.01
DTE Energy Co., Series G, 4.375%, Junior Subordinated Debentures	5,000	125,650	DTB	125,000.00
Energy Transfer Operating, LP, Series E, 7.600%, Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units	20,000	478,200	ETP E	439,852.65
Equitable Holdings, Inc., 5.250%, Depositary Shares	9,000	236,520	EQH A	224,337.60
Ford Motor Co., 6.200%, Notes 06/01/2059	10,000	264,500	F B	253,266.50
Fortress Transportation and Infrastructure Investors LLC, 8.000%	15,000	376,050	FTAI B	354,141.45
Fortress Transportation and Infrastructure Investors LLC, 8.250%	10,000	263,600	FTAI A	232,781.75
GasLog LP, 8.750%, Series A, Cumulative Redeemable Perpetual Preference Shares, 01/04/2021	15,000	373,200	GLOG A	338,769.22
Global Net Lease, Inc., 6.875%, Series B, Cumulative Redeemable Perpetual Preferred Stock	25,000	638,750	GNL B	596,315.35
Highland Income Fund, 5.375%, Series A, Cumulative Preferred Shares	22,500	580,388	HFRO A	551,626.34
Huntington Bancshares, 4.5%, Perpetual Non-Cumulative Preference Share 04/15/202	10,000	252,900	HBANP	248,545.00
JP Morgan Chase and Co. Float Perpetual	250,000	249,563	46625HHA1	249,687.50
JPMorgan Chase & Co. 4.55% 06/01/2026 Perp.	10,000	256,200	JPM K	249,500.00
KKR Group Financial Co. IX LLC, 4.625% 04/01/2026	5,000	124,500	48253M104	125,000.00
Legg Mason, Inc., 5.450%, Note 09/15/2056	10,212	260,406	LMIBL	260,382.09
MainStreet Bancshares, Inc., 7.500%, Depositary Shares	6,500	178,230	MNSBP	162,500.00
Morgan Stanley Depositary Shares, 4.875%, Non-Cumulative Preferred Stock, Series L	8,200	215,332	MS-L	200,932.80
New Residential Investment Corp., 7.125%, Series B, Fixed-to-Floating Rate, Cumulative Redeemable Preferred Stock	20,000	495,200	NRZ B	387,319.90
Oaktree Capital Group, LLC, 6.550%, Series B, Preferred Units	11,000	294,250	OAK B	269,049.55
Oxford Lane Capital Corp., 6.250%, Series 2027, Term Preferred Shares	20,000	488,000	OXLCP	495,151.90
Partnerre Ltd. 4.875% 03/15/2026 Perp.	5,000	133,250	PRE J	124,800.00
PennantPark Investment Corp., 5.500%, Notes due 2024	14,000	359,660	PNNTG	259,812.00
Priority Income Fund, Inc., 6.25%	10,000	251,501	PRIF B	250,075.00
Priority Income Fund, Inc., 6.375%, Series E Preferred Stock due 2024	20,000	501,400	PRIF E	485,507.10
Priority Income Fund, Inc., 6.625%, Series C, Term Preferred Stock due 2024	20,000	508,700	PRIF C	498,052.98
Regions Financial Corp., 5.700%, Fixed to Floating Rate Non-Cumulative Perpetual Preferred Stock, Series C	8,000	221,440	RF C	198,764.80
Signature Bank Depositary Shares, 5.000%, Noncumulative Perpetual Series A, Preferred Stock, 12/30/2025	5,000	128,750	SBNYP	124,500.00
The Southern Co., Series 2020A, 4.950%, Junior Subordinated Notes due 01/30/2080	6,500	171,080	SOJD	161,883.80
TriState Capital Holdings, Inc., Depositary Shares, 6.375%, Fixed to Floating Rate	11,000	286,660	TSCBP	254,361.57
Truist Financial Corp., Depositary Shares, 4.750%, Series R, Non-Cumulative Perpetual Preferred Stock	8,000	206,000	TFC R	202,448.80
W.R. Berkley Corp., 4.250%, Subordinated Debentures due 2060	5,000	127,350	WRB G	125,000.00
Wells Fargo & Co., 4.375%, 03/15/2026	10,000	250,000	WFC C	246,568.75
WesBanco, Inc., Depositary Shares, 6.750%, Fixed Rate Reset Non-Cumulative Perpetual Preferred Stock, Series A	8,000	222,400	WSBCP	207,741.02
		13,010,844		12,258,034

TOTAL TRADITIONAL PREFERRED (Cost $12,258,034)		13,010,844		12,258,033.96

REIT Senior Securities - 7.16%
Brookfield Property Partners LP, 6.500%, Class A Cumulative Redeemable Perpetual Preferred Units	18,000	466,200	BPYPP	443,372.45
Landmark Infrastructure Partners LP, 7.000%, Series C, Floating/Fixedm Perpetual Convertible Preferred Stock	20,000	526,600	LMRKN	450,936.75
Pebblebrook Hotel Tr Pfd Ser C 6.50%	10,000	251,100	PEB C	247,730.50
UMH Properties, Inc., 6.375%, Series D Cumulative Redeemable Preferred Stock	18,000	450,000	UMH D	401,463.12
		1,693,900		1,543,502.82

TOTAL REIT SENIOR SECURITIES (Cost $1,543,503)		1,693,900		1,543,502.82

Senior Securities - 1.44%
QVC, Inc. 6.250% Senior Secured	5,500	137,775	QVCC	132,707.20
QVC, Inc. 6.375% Senior Secured	8,000	203,280	QVCD	198,556.90
		341,055		331,264.10

Senior Securities (Convertible Preferred) - 4.61%
American Electric Power Co., Inc.	7,500	361,950	AEPPL	370,396.70
Becton, Dickinson & Co., 6.000%, Mandatory Convertible Preferred Stock, Series B, 06/01/2023	4,000	214,880	BDXB	221,616.00
Boston Scientific Corp., 5.500%, Mandatory Convertible Preferred Stock, Series A, 06/01/2023	1,500	160,890	BSX A	167,486.25
Bunge Ltd. 4.875% Perpetual	1,500	173,594	BGEPF	168,011.25
Nextera Energy Inc. 6.219% 09/01/23	3,600	178,560	NEE Q	198,338.58
		1,089,874		1,125,848.78

TOTAL SENIOR SECURITIES (Cost $1,457,113)		1,430,929		1,457,112.88

Common Stocks - 7.96%

Capital Markets - 0.77%
Golub Capital BDC, Inc.	12,500	182,750	GBDC	179,639.05
		182,750		179,639

Equity Real Estate Investment Trusts (REITs) - 0%
Iron Mountain, Inc.	9,000	333,090	IRM	254,538.48
		333,090		254,538

Insurance - 2.08%
Prudential Financial, Inc.	5,400	491,940	PRU	337,050.09
		491,940		337,050

Financials - 1.41%
American Homes 4 Rent 6.5% 05/24/2021	10,000	253,100	AMH D	253,858.42
Customers Bancorp Inc. 6.45% 06/15/2021 Perp.	3,235	81,199	CUBI E	80,838.81
		334,299		334,697

Energy - 0.93%
Enterprise Products Partners L.P.	10,000	220,200	EPD	203,036.00
		220,200		203,036

Oil, Gas & Consumable Fuels - 0.71%
Exxon Mobil Corp.	3,000	167,490	XOM	153,178.50
		167,490		153,179

Mortgage Real Estate Investment Trusts (REITs) - 0.65%
Annaly Capital Management, Inc.	18,000	154,800	NLY	138,695.50
		154,800		138,696

COMMON STOCKS (Cost $1,600,835)
		1,884,569		1,600,835
Money Market Funds - 0.33%
First American Funds Government Obligation Class Y 0.89%
	77,634	77,634	FGVXX	77,634
		77,634		77,633.86
TOTAL MONEY MARKET FUNDS (Cost $77,634)
		77,634		77,633.86
TOTAL INVESTMENTS (Cost $22,238,062) 100.07%
		23,680,939	100.07%	22,238,062.44
Other Assets In Excess of Liabilities - -0.07%
		(16,206)	-0.07%
TOTAL NET ASSETS - 100.00%
		$ 23,664,733	100.00%
(a) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2021.

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

Ancora Income Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 23,680,939	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 23,680,939	- 0 -